Shareholders' Equity - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2006
Class of Stock [Line Items]
Number of common stock shares authorized	4,000,000,000	4,000,000,000
Number of preferred stock shares authorized	50,000,000	50,000,000
Number of common stock shares outstanding	1,700,000,000	1,700,000,000
Number of common stock shares reserved for future issuance	67,000,000
Remaining authorized share repurchase amount	$ 1,300
Preferred stock outstanding	189,910	189,910
Series H [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Issued			20,000
Liquidation preference per share			$ 25,000
Preferred stock dividend rate fixed percentage			5.15%
Redemption period of preferred stock			90 days
Preferred stock redemption date			Jul. 15, 2018
Preferred stock outstanding	20,000	20,000
Series F [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Issued				44,000
Liquidation preference per share				$ 25,000
Preferred stock dividend rate variable percentage				4.468%
Preferred stock dividend rate fixed percentage				6.50%
Redemption period of preferred stock				90 days
Preferred stock redemption date				Jan. 15, 2022
Preferred stock dividend rate period	Three-month LIBOR plus
Preferred stock outstanding	44,000	44,000
Series G [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Issued				43,400
Liquidation preference per share				$ 25,000
Preferred stock dividend rate variable percentage				4.86125%
Preferred stock dividend rate fixed percentage				6.00%
Redemption period of preferred stock				90 days
Preferred stock redemption date				Apr. 15, 2017
Preferred stock dividend rate period	Three-month LIBOR plus
Preferred stock outstanding	43,400	43,400
Series A [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Issued					6,764	5,746
Liquidation preference per share					$ 100,000	$ 100,000
Preferred stock dividend rate variable percentage					1.02%	1.02%
Preferred stock dividend rate fixed percentage					3.50%	3.50%
Preferred stock dividend rate period	Three-month LIBOR plus
Preferred stock outstanding	12,510	12,510
Series A [Member] | Noncontrolling Interests [Member]
Class of Stock [Line Items]
Liquidation preference per share							$ 100,000
Preferred stock dividend rate variable percentage							1.147%
Preferred stock dividend rate period	Three-month LIBOR plus
Minority interest preferred stock, shares issued							5,000
Number of stock repurchased during period	500
Gain due to repurchase of preferred stock	$ 9
Preferred stock outstanding	4,500
Series B [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Issued							40,000
Liquidation preference per share							$ 25,000
Preferred stock dividend rate variable percentage							0.60%
Preferred stock dividend rate fixed percentage							3.50%
Preferred stock dividend rate period	Three-month LIBOR plus
Preferred stock outstanding	40,000	40,000
Series I [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Issued		30,000
Liquidation preference per share		$ 25,000
Preferred stock dividend rate variable percentage		3.486%
Preferred stock dividend rate fixed percentage		5.125%
Redemption period of preferred stock		90 days
Preferred stock redemption date		Jan. 15, 2021
Preferred stock dividend rate period	Three-month LIBOR plus
Preferred stock outstanding	30,000	30,000